additional statement of cash flow information - operating activities and investing activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net change in non-cash operating working capital
Accounts receivable	$ (184)	$ (312)
Inventories	53	(89)
Contract assets	(4)	9
Prepaid expenses	(60)	(56)
Accounts payable and accrued liabilities	(268)	173
Income and other taxes receivable and payable, net	(72)	50
Advance billings and customer deposits	74	(12)
Provisions	135	44
Total	(326)	(193)
Cash payments for capital assets, excluding spectrum licences
Property, plant and equipment	(2,622)	(3,291)
Intangible assets subject to amortization	(981)	(1,021)
Total	(3,603)	(4,312)
Additions arising from leases	781	840
Capital expenditures	(2,822)	(3,472)
Effect of asset retirement obligations	(59)	198
Total	(2,881)	(3,274)
Other non-cash items included above
Change in associated non-cash investing working capital	(360)	(175)
Non-cash change in asset retirement obligation	59	(198)
Total	(301)	(373)
Total	$ (3,182)	$ (3,647)